Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,607,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,364.93
Total Offset Amount	0.00
Net Fee	4,364.93
Narrative - Max Aggregate Offering Price	$ 31,607,000.00
Final Prospectus	true